Shareholder Report, Holdings (Details)	Dec. 31, 2024
Class A | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Class A | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class A | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class A | Global Natural Resources Equities
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class A | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class A | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Class A | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Class C | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class C | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class C | Global Natural Resources Equities
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class C | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class C | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Class C | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Class I | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class I | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class I | Global Natural Resources Equities
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class I | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class I | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Class I | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Class R | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class R | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class R | Global Natural Resources Equities
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class R | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class R | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class R | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Class R | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Class Z | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class Z | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class Z | Global Natural Resources Equities
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class Z | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class Z | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Z | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Class Z | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Z | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class Z | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Z | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%